Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (304)	$ (5,873)	$ (646)
Other comprehensive income (loss)
Net change in unrealized losses on available-for-sale investments	1	(1)	0
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income tax recovery of $3 million (March 1, 2014 - income tax recovery of $6 million; March 2, 2013 - income taxes of $3 million)	(29)	(29)	11
Amounts reclassified to net loss during the year, net of income tax recovery of $2 million (March 1, 2014 - income tax recovery of $6 million; March 2, 2013 - income taxes of $18 million)	13	26	(55)
Other comprehensive income (loss)	(15)	(4)	(44)
Comprehensive income (loss)	$ (319)	$ (5,877)	$ (690)